JONES, HALEY & MOTTERN, P.C.
                                ATTORNEYS AT LAW

                            SOUTH TERRACES, SUITE 170
                           115 PERIMETER CENTER PLACE
                           ATLANTA, GEORGIA 30346-1238
RICHARD W. JONES                   www.corplaw.net        Telephone 770-804-0500
email: jones@corplaw.net                                 Facsimile  770-804-0509




                                  May 11, 2007

VIA OVERNIGHT MAIL

Mr. Christian Windsor, Special Counsel United States Securities and Exchange Commission 100 F Street, N.E.
Washington, DC  20549
Attention:  Timothy A. Geishecker

         Re: NB Telecom, Inc. Amendment No. 4 to the Registration Statement on Form SB-2; File Number: 333-134073 [JH&M File No. 3469.01]

Dear Mr. Geishecker:

         This firm represents NB Telecom, Inc., ("Registrant" or the "Company") which filed a Form SB-2 Registration Statement on May 16, 2006. Your office provided comments to the filing by your letter dated June 8, 2006. Subsequently, the Registrant filed Amendment No. 1 to the Registration Statement on November 8, 2006 and your office provided comments to that filing by your letter dated December 12, 2006. On February 9, 2007 the Company filed Amendment No. 2 to the Registration Statement and your office provided comments to that filing by your letter dated March 13, 2007. On April 11, 2007, the Company filed Amendment No. 3 to the Registration Statement and your office provided comments to that filing by your letter dated May 2, 2007 (the "Comment Letter"). In your Comment Letter, you requested that the Registrant file a cover letter with its next Amendment to the Registration Statement, which provides responses to the numbered paragraphs of your Comment Letter, and which provides any supplemental information requested. At this time, we are submitting on behalf of the Registrant, Amendment No. 4 to the Registration Statement on Form SB-2, and we are also forwarding a redlined copy of the Registration Statement, which discloses changes from Amendment No. 3. The purpose of this letter is to facilitate your review by providing responses to your Comment Letter keyed to the paragraphs of the letter as requested, and to provide appropriate supplemental information as necessary.

         Our responses are as follows:

         Change in Control USIP, Page 15

         1. The number of shares that were outstanding as of September 6, 2006 was in error. The actual number of shares outstanding as of September 6, 2006 as well as December 31, 2006 was 49,632,222. This error has been corrected.

Mr. Christian Windsor
May 11, 2007
Page 2


         Management's Discussion and Analysis, Page 22

         2. We have revised the Registration Statement to include a discussion in the MD&A section comparing the year ending December 31, 2005 to the year ending December 31, 2004.

         Major Customers, Page 27

         3. The disclosure concerning Major Customers has been revised for 2006.

         Executive Compensation, Page 28

         4.       The  executive   compensation   disclosure  has  been  revised
                  pursuant to items 402, 404 and 407 of Regulation SB for the period ending December 31, 2006.

         Financial Statements
         Report of Independent Registered Public Accountants, Page F-1

         5. We have revised the audit report to refer to the restated financial statements for 2005 and added to a paragraph to Note 1 discussing the restatement.

         General

         6. We have revised the financial statements and labeled the financials has being restated in addition, the referenced to "unaudited" on the stockholders equity for December 31, 2006 has been removed.

         Notes to the Financial Statements, Note 1 - Nature of Business and Summary of Significant Accounting Policies Expense Allocation, Page F-9

         7. The footnote has been corrected to appropriately reflect that the spinoff has not yet occurred.

         Note 9 - Going Concern Considerations, Page F-12

         8. The current ratio has been corrected to agree with the information presented in the financial statements.

         Note 12 - Merger and Spinoff, Page F-13

         9. Note 10 has been modified to clarify the accurate dates of the merger.

Mr. Christian Windsor
May 11, 2007
Page 3


         Item 27, Exhibits

         11. We have included a revised Exhibit 8.1 that avoids limiting reliance by person.

         12. Exhibit 8.1 has been revised to address the consequences of the proposed transactions rather than the accuracy of the disclosure.

         We hope these comments are helpful in facilitating your review of the amended Registration Statement and we appreciate your responsiveness to our filing. If you should have any questions, or if you need any clarification of the issues discussed in this letter, please contact me at the telephone number noted above.

                                   Sincerely,

                                   JONES, HALEY & MOTTERN, P.C.




                                   By:  /s/ Richard W. Jones
                                      ---------------------------------------
                                      Richard W. Jones